Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

12. SUBSEQUENT EVENTS

On October 29, 2012, the Board of Directors of RGC Resources declared a special one-time dividend of $1.00 per share on the Company's outstanding common stock payable on December 17, 2012 to shareholders of record on November 30, 2012.

The Company has evaluated subsequent events through the date the financial statements were issued. There were no items not otherwise disclosed which would have materially impacted the Company's consolidated financial statements.